ROCKHAVEN ASSET MANAGEMENT

THE RISK MANAGERS






The Rockhaven Fund

The Rockhaven Premier
Dividend Fund


[LOGO]



ANNUAL REPORT
FOR THE YEAR ENDED SEPTEMBER 30, 2000

Dear Investor:

As a money manager, I realize it is oftentimes difficult to keep a positive mental attitude throughout difficult times. I can understand that as shareholders, you may feel a little leery of the current market environment and understandably so. It has been an extremely difficult year to be an investor, but I do thank you for your continued confidence in Rockhaven and hope you are pleased with us so far.

The value versus growth question has riddled investing for as long as I can remember. It seems as though the two categories should represent drastically different schools of thought and the stocks of certain companies should fall distinctly on one side of the line or the other. However, it seems as though the two categories are no longer effective in describing the goals of the average investor.

Undervalued stocks with lower price-to-earnings (P/E) ratios are commonly referred to as value stocks, while growth stocks are typically considered those with higher P/E ratios that have been able to grow rapidly and have enjoyed higher valuations. We often hear that "growth stocks are outperforming" or that "value stocks are back in favor" but rarely is this adequate information on which to base investment decisions.

As a portfolio manager, I have found the terms growth and value to mean less and less as time goes on. At Rockhaven, we are typically looking for companies with proven management, a sound business plan, and those that have gained market share, and of course, we are looking for companies whose stock price will appreciate. These companies can be considered traditionally value or growth stocks, but that is rarely where we focus our decision-making.

INSTEAD, WE LIKE TO LOOK AT INVESTMENTS ALONG THE RISK HORIZON. Many times, value stocks can be considered "lower risk" because investors have come to associate lower P/E stocks with less volatility. Volatility, however, does not denote risk. Rarely are investors concerned about upside volatility: a movement in a stock price upwards of over 200% is never considered a risky investment. It is more likely that investors are concerned with downside risk: the probability that an investment will lose value rather than appreciate. This is not to say that value stocks cannot appreciate 200% or that all growth stocks will; risk is more a measure of probability than defining characteristics. We believe that measuring a stock's risk/reward characteristics is much more valuable than measuring its P/E.

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT             1                      2000 ANNUAL REPORT

As an investor, your asset allocation should actively look at the risk characteristics of your various investments and their performance against a given market benchmark. Many measurements are used to determine risk: alpha, beta, standard deviation, and Sharpe Ratio are only a few. Unfortunately, it seems the investing public is concerned more about the size of the companies they invest in (large, mid-cap, and small) and the style their past performance is characteristic of (growth, blend, and value). Instead, individual investors should take a closer look at their risk profile and determine an asset allocation to closely track their tolerance for both upside and downside risk.

We actively measure risk within both of our mutual fund portfolios and both The Rockhaven Fund and The Rockhaven Premier Dividend Fund are structured to track different benchmarks with a focus on reducing risk. We are often asked how the two funds differ and their variations are closely tied to the differences in their appropriate benchmarks. While The Rockhaven Fund is designed to track the broader market of the S&P 500 Index and The Rockhaven Premier Dividend Fund is targeted towards the Merrill Lynch All-Convertible Index, both funds focus on using convertibles and superior stock selection to reduce risk, while participating in the benchmark's upside.

As the market continues its tumultuous ride, investors will begin to pay added attention to the risk characteristics of their overall portfolio. Making money will most likely not be as easy as it was in recent past. The focus will shift to not LOSING money. This is where risk factors play a pivotal role.

THE CURRENT ENVIRONMENT

In the stock market, a "bubble" occurs when a group of stocks are "priced for perfection". In other words, the stocks are priced for unlimited growth with minimal foreseeable risk factors. As long as you have these conditions, the bubble continues to grow and the stocks go up. But when the reality hits that growth is not unlimited and that there are risks, the bubble deflates rapidly.

We have seen this happen in Internet stocks, business-to-consumer, and business-to-business bubbles. We are seeing it happen in the telecom, optical, and biotech sectors. The bubbles are popping. But until the bubbles pop, we play them. Why? Because our job is to make money. We ride them for what they are worth and then we jump out. Not easy, but necessary.

* EARNINGS -- Through the first three quarters of this year, earnings growth is ahead of last year's 18% pace. That said, it does appear that the combination of higher fuel costs, a weak Euro, and the declining wealth effect are taking their toll on corporate earnings. Next year's earnings growth will still be a robust 8-10%, but that is a significant deceleration from 18%. The key is decelerating growth.

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT             2                      2000 ANNUAL REPORT

* INTEREST RATES -- While the inflation rate has risen slightly from the 2% range to the 3% range, the Fed's inclination is towards a modest easing. It's definitely not a given, but at least the bias towards higher rates is less of a factor.

* LIQUIDITY & SUPPLY/DEMAND -- The weakness in the Euro has kept foreigner's money flowing into the U.S., but the political and economic pressure for a stronger Euro has been mounting. This is not positive for U.S. equities. On the flip side, the mounting pessimism and losses experienced by tech and telecom investors has greatly curtailed the new issue supply which is a positive.

SUMMARY

It's hard to be bullish with decelerating earnings growth and the threat of a weaker dollar. Of course, excessive pessimism is always a positive, but we may have to tread sideways to mount a charge. Look for high quality yield and watch popping bubbles.

We continue to watch the market closely for signs of a movement in one direction or the other. We have taken the opportunity to buy a few defensive names in the funds and decrease our exposure in the "bubbles". We are also keeping a close eye on credit ratings and bond yields, as they are oftentimes good predictors of future moves in stock prices.

With the current uncertainty in the market, fear is the operative word. Fear over earnings, fear of the Euro, fear over energy prices...just plain fear. Some of these fears are justified, some aren't, but like all bear markets, it will take some time. Time is what we need to move through the pessimism. Remember, just as bull markets end, so do bear markets.

We appreciate your continued support through the difficult times and like you, hope for good times ahead.


Sincerely,

/s/ Chris Wiles

Chris Wiles

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ROCKHAVEN ASSET MANAGEMENT             3                      2000 ANNUAL REPORT

The Rockhaven Fund


AVERAGE ANNUAL TOTAL RETURN(1)
One Year ......................... 22.04%
Since Inception (11/3/97)......... 13.98%

COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE ROCKHAVEN FUND VERSUS THE S&P 500 COMPOSITE STOCK PRICE INDEX(2) AND THE S&P/BARRA VALUE FUND INDEX.(3)
                                         S&P 500           S&P 500 Composite
              The Rockhaven Fund     Barra Value Index     Stock Price Index
              ------------------     -----------------     -----------------
 3 Nov 97           $10,000               $10,000                $10,000
31 Dec 97             9,707                10,335                 10,317
31 Mar 98            10,807                11,666                 11,430
30 Jun 98            10,543                12,075                 11,459
30 Sep 98             9,274                10,831                  9,928
31 Dec 98            10,860                13,091                 11,604
31 Mar 99            11,127                13,700                 11,880
30 Jun 99            11,868                14,619                 13,103
30 Sep 99            11,303                13,661                 11,842
31 Dec 99            13,558                15,647                 12,846
31 Mar 00            14,697                15,959                 12,817
30 Jun 00            14,408                15,491                 12,209
30 Sep 00           $14,635               $15,298                $13,227

Past performance does not predict future performance.

(1) Average Annual Total Return table represents the average change in account value over the periods indicated and includes the maximum sales charge.

(2) The S&P 500 Composite Stock Price Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

(3) The S&P/Barra Value Index is an unmanaged capitalization-weighted index that contains approximately 50% of the stocks in the S&P 500 lower price-to-book ratios.

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT             4                      2000 ANNUAL REPORT

The Rockhaven Premier Dividend Fund

AVERAGE ANNUAL TOTAL RETURN(1)
One Year ......................... 42.01%
Since Inception (11/3/97)......... 25.33%

COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE ROCKHAVEN PREMIER DIVIDEND FUND VERSUS THE MERRILL LYNCH ALL-CONVERTIBLE INDEX.2 PAST


                   The Rockhaven                              Merrill Lynch
               Premier Dividend Fund                     All Convertible Index
               ---------------------                     ---------------------

 3 Nov 97           $10,000                                     $10,000
31 Dec 97             9,525                                      10,102
31 Mar 98            10,517                                      10,971
30 Jun 98            10,582                                      10,888
30 Sep 98             9,415                                       9,673
31 Dec 98            10,938                                      11,005
31 Mar 99            12,047                                      11,606
30 Jun 99            12,998                                      12,459
30 Sep 99            12,803                                      12,303
31 Dec 99            16,641                                      15,358
31 Mar 00            18,557                                      16,623
30 Jun 00            18,176                                      14,305
30 Sep 00           $19,291                                     $15,512


Performance does not predict future performance.

(1) Average Annual Total Return represents the average change in account value over the periods indicated and includes the maximum sales charge.

(2) The valuation calculation for the Merrill Lynch All-Convertible Index is for the period November 1, 1997 through September 30, 2000. This index includes U.S. dollar-denominated convertibles of $50 million or more in size, and incorporates both traditional and mandatory conversion structures.

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT             5                      2000 ANNUAL REPORT

THE ROCKHAVEN FUND
Schedule of Investments
AT SEPTEMBER 30, 2000

 SHARES      COMMON STOCKS: 41.15%                                MARKET VALUE
--------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY: 1.26%
   1,300     Wal-Mart Stores, Inc.                             $         62,563
                                                                    -----------
             CONSUMER STAPLES: 4.04%
     900     The Coca-Cola Company                                       49,612
   1,900     The Quaker Oats Company                                    150,338
                                                                    -----------
                                                                        199,950
                                                                    -----------
             ENERGY: 2.75%
   1,524     Exxon Mobil Corporation                                    135,827
                                                                    -----------
             FINANCE: 11.93%
   1,150     American International Group, Inc.                         110,041
   1,500     Associates First Capital Corporation/Citigroup              57,000
   2,500     Bank One Corporation                                        96,562
   1,733     Citigroup Inc.                                              93,690
     450     J.P. Morgan & Co., Incorporated                             73,519
     500     Lehman Brothers Holdings Inc.                               73,875
   1,300     Merrill Lynch & Co., Inc.                                   85,800
                                                                    -----------
                                                                        590,487
                                                                    -----------
             HEALTH CARE: 5.07%
   1,800     Abbott Laboratories                                         85,612
   1,400     Bristol-Myers Squibb Company                                79,975
   1,900     Pfizer, Inc.                                                85,381
                                                                    -----------
                                                                        250,968
                                                                    -----------
             INDUSTRIALS: 2.45%
   2,100     General Electric Company                                   121,144
                                                                    -----------
             INFORMATION TECHNOLOGY: 13.65%
   2,500     Compaq Computer Corporation                                 68,950
     300     Corning Incorporated                                        89,100
   1,400     EMC Corporation1                                           138,775
   1,712     Intel Corporation                                           71,262
   1,700     Lucent Technologies Inc.                                    51,956
   2,300     Motorola, Inc.                                              64,975
   2,400     Nokia Corporation ADR Class A                               95,550
   1,600     Nortel Networks Corporation                                 95,300
                                                                    -----------
                                                                        675,868
                                                                    -----------

             Total Common Stocks (cost $1,742,438)                  $ 2,036,807
                                                                    -----------

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ROCKHAVEN ASSET MANAGEMENT             6                      2000 ANNUAL REPORT

THE ROCKHAVEN FUND
Schedule of Investments
AT SEPTEMBER 30, 2000

  SHARES     CONVERTIBLE PREFERRED STOCKS: 24.95%                  MARKET VALUE
--------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY: 2.16%
   2,000     Cox Communications, Inc., 7%                           $   107,000
                                                                    -----------
             CONSUMER STAPLES: 1.72%
   1,200     The Estee Lauder Companies Inc., 6.25%                      85,200
                                                                    -----------
             ENERGY: 1.05%
   1,000     Apache Corporation, 6.5%                                    51,312
                                                                    -----------
             FINANCE: 3.71%
     800     Lehman Brothers Holdings Inc., Series B, 5%                 39,300
   1,700     MetLife Capital Trust I, 8%                                144,500
                                                                    -----------
                                                                        183,800
                                                                    -----------
             HEALTH CARE: 1.91%
   1,800     Monsanto Company/Pharmacia, 6.5%                            94,275
                                                                    -----------
             INFORMATION TECHNOLOGY: 4.80%
   2,400     Amdocs Limited, 6.75%                                      130,650
     900     Tribune Company/America Online, 2%                         107,100
                                                                    -----------
                                                                        237,750
                                                                    -----------
             MATERIALS: 1.64%
   1,800     Sealed Air Corporation, Series A, $2                        81,000
                                                                    -----------
             TELECOMMUNICATION SERVICES: 2.33%
     150     Global Crossing Ltd., 6.75%                                 37,275
   2,100     Vodafone/MediaOne Group, Inc., 7%                           78,225
                                                                    -----------
                                                                        115,500
                                                                    -----------
             UTILITIES: 5.63%
   1,600     Calpine "High Tides" Capital Trust II, 5.5%                168,600
   3,100     EOG Resources, 7%                                          110,244
                                                                    -----------
                                                                        278,844
                                                                    -----------
             Total Convertible Preferred Stocks
               (cost $1,063,185)                                    $ 1,234,681
                                                                    -----------

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT             7                      2000 ANNUAL REPORT

THE ROCKHAVEN FUND
Schedule of Investments
AT SEPTEMBER 30, 2000

 PRINCIPAL
  AMOUNT     CONVERTIBLE BONDS: 32.93%                              MARKET VALUE
--------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY: 5.44%
$135,000     Costco Companies, Inc., 0%, 8/19/20171                 $   116,269
 200,000     Four Seasons Hotel, Inc. Lyons, 0%, 9/23/20291              83,750
  30,000     Omnicom Group Inc., 4.25%, 1/3/2007                         68,962
                                                                    -----------
                                                                        268,981
                                                                    -----------
             CONSUMER STAPLES: 1.99%
  90,000     Clear Channel Communications, Inc., 2.625%, 4/1/2003        98,775
                                                                    -----------
             HEALTH CARE: 3.69%
  90,000     Centocor, Inc. (convertible into shares of Johnson &
               Johnson, Inc.), 4.75%, 2/15/2005                         115,650
  70,000     Roche Holdings, Inc. (convertible into shares of
                 Genetech), 0%, 1/19/20151                               66,850
                                                                    -----------
                                                                        182,500
                                                                    -----------
             INFORMATION TECHNOLOGY: 18.20%
  80,000     Exodus Communications, Inc., 4.75%, 7/15/2008              124,300
  90,000     International Rectifier Corporation, 4.25%, 7/15/2007       83,475
  90,000     Juniper Networks, Inc., 4.75%, 3/15/2007                   138,712
  40,000     Lattice Semiconductor Corporation, 4.75%, 11/1/2006         57,950
  20,000     Oak Industries, Inc. (convertible into shares of
               Corning), 4.875%, 3/1/2008                               129,325
  80,000     Rational Software Corporation, 5%, 2/1/2007                163,200
 200,000     Sanmina Corporation, 0%, 9/12/20201                         85,750
  70,000     Solectron Corporation, 0%, 1/27/20191                       51,625
  50,000     Burr-Brown Corporation (convertible into shares of
               Texas Instruments), 4.25%, 2/15/2007                      66,500
                                                                    -----------
                                                                        900,837
                                                                    -----------
             TELECOMMUNICATION SERVICES: 3.61%
  70,000     Level 3 Communications, Inc., 6%, 9/15/2009                 94,093
  90,000     NEXTEL Communications, Inc., 5.25%, 1/15/2010               84,825
                                                                    -----------
                                                                        178,918
                                                                    -----------

             Total Convertible Bonds (cost $1,459,303)              $ 1,630,011
                                                                    -----------

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT             8                      2000 ANNUAL REPORT

THE ROCKHAVEN FUND
Schedule of Investments
AT SEPTEMBER 30, 2000

PRINCIPAL
 AMOUNT      SHORT-TERM INVESTMENTS: 0.62%                         MARKET VALUE
--------------------------------------------------------------------------------
 $30,531     Firstar Stellar Treasury Fund (cost $30,531)           $    30,531
             Total Investments in Securities (cost
               $4,295,4572): 99.65%                                   4,932,030
             Other Assets in Excess of Liabilities: 0.35%                17,110
                                                                    -----------
             NET ASSETS: 100%                                       $ 4,949,140
                                                                    -----------

(1)  Non-income producing security.

(2) At September 30, 2000, The cost of securities for federal income tax purposes is 2 a $4,300,317. Gross unrealized appreciation and depreciation of securities on a tax basis were as follows:

             Gross unrealized appreciation                          $   886,894
             Gross unrealized depreciation                          $  (255,181)
                                                                    -----------
                 Net unrealized appreciation                        $   631,713
                                                                    ===========

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT             9                      2000 ANNUAL REPORT

THE ROCKHAVEN FUND
Statement of Assets and Liabilities
AT SEPTEMBER 30, 2000

ASSETS
Investments in securities, at value (cost $4,295,457)                 $4,932,030
  Receivables:
    Securities sold                                                      290,390
    Dividends and interest                                                 9,300
    Due from advisor                                                       4,929
    Fund shares sold                                                         818
  Prepaid expenses                                                        24,141
                                                                      ----------
      Total Assets                                                     5,261,608
                                                                      ==========
LIABILITIES
  Payables:
    Securities purchased                                                 293,105
    Fund shares redeemed                                                   5,164
    Due to Administrator                                                   2,466
    Distribution fees                                                      1,032
  Accrued expenses                                                        10,701
                                                                      ----------
      Total Liabilities                                                  312,468
                                                                      ==========

NET ASSETS                                                            $4,949,140
                                                                      ==========
Net asset value and redemption price per share
  [$4,949,140/337,325 shares outstanding; unlimited
  number of shares (par value $0.01) authorized]                      $    14.67
                                                                      ==========

Maximum offering price per share ($14.67/0.9425)                      $    15.56
                                                                      ==========
COMPONENTS OF NET ASSETS
  Paid-in capital                                                     $3,844,243
  Accumulated net realized gain on investments                           468,324
  Net unrealized appreciation on investments                             636,573
                                                                      ----------
       Net Assets                                                     $4,949,140
                                                                      ==========
See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT             10                     2000 ANNUAL REPORT

THE ROCKHAVEN FUND
Statement of Operations
FOR THE YEAR ENDED SEPTEMBER 30, 2000

INVESTMENT INCOME
  Income
    Dividends                                                         $  74,952
    Interest                                                             33,479
                                                                      ---------
      Total Income                                                      108,431
                                                                      =========
Expenses
  Advisory fees (Note 3)                                                 31,645
  Administration fees (Note 3)                                           30,082
  Professional fees                                                      24,501
  Fund accounting fees                                                   17,326
  Transfer agent fees                                                    15,218
  Registration expense                                                   10,684
  Distribution fees (Note 4)                                             10,548
  Custody fees                                                            6,771
  Report to shareholders                                                  5,784
  Trustees fees                                                           3,597
  Other                                                                   4,256
                                                                      ---------
      Total expenses                                                    160,412
      Less: advisory fee waiver and absorption (Note 3)                 (96,980)
                                                                      ---------
      Net expenses                                                       63,432
                                                                      ---------
          Net Investment Income                                          44,999
                                                                      =========
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                      478,572
  Net change in unrealized appreciation on investments                  403,036
                                                                      ---------
      Net realized and unrealized gain on investments                   881,608
                                                                      ---------
          Net Increase in Net Assets Resulting from Operations        $ 926,607
                                                                      =========

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT             11                     2000 ANNUAL REPORT

THE ROCKHAVEN FUND
Statement of Changes in Net Assets

                                                                  YEAR ENDED         YEAR ENDED
                                                                SEPT. 30, 2000     SEPT. 30, 1999
                                                                --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income                                          $    44,999         $    25,704
  Net realized gain on investments                                   478,572             188,976
  Net change in unrealized appreciation
    investments                                                      403,036             342,499
                                                                 -----------         -----------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             926,607             557,179
                                                                 ===========         ===========
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                                         (42,552)            (30,220)
  From net realized gain                                             (81,316)                 --
                                                                 -----------         -----------
    TOTAL DISTRIBUTIONS TO SHAREHOLDERS                             (123,868)            (30,220)
                                                                 ===========         ===========
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase in net assets derived from net
   change in outstanding shares(1)                                 1,153,052             475,083
                                                                 -----------         -----------
    TOTAL INCREASE IN NET ASSETS                                   1,955,791           1,002,042
                                                                 ===========         ===========
NET ASSETS
Beginning of year                                                  2,993,349           1,991,307
                                                                 -----------         -----------
    END OF YEAR                                                  $ 4,949,140         $ 2,993,349
                                                                 ===========         ===========

(1)  A summary of share transactions is as follows:

                                            YEAR ENDED                 YEAR ENDED
                                          SEPT. 30, 2000             SEPT. 30, 1999
                                        ------------------         ------------------
                                        SHARES       VALUE         SHARES       VALUE
                                        ------       -----         ------       -----
Shares sold                             95,600    $1,360,625       90,975     $ 955,142
Shares issued in
 reinvestment of distributions           7,279        96,478        2,002        23,116
Shares redeemed                        (20,929)     (304,051)     (42,733)     (503,175)
                                        ------    ----------      -------     ---------
Net Increase                            81,950    $1,153,052       50,244     $ 475,083
                                        ======    ==========      =======     =========

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT             12                     2000 ANNUAL REPORT

THE ROCKHAVEN FUND
Financial Highlights
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                                    NOV. 3, 1997 (1)
                                              YEAR ENDED          YEAR ENDED           THROUGH
                                            SEPT. 30, 2000      SEPT. 30, 1999      SEPT. 30, 1998
                                            --------------      --------------      --------------
Net asset value, beginning of period           $ 11.72             $  9.71             $ 10.00
                                               -------             -------             -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                           0.14                0.09                0.14
  Net realized and unrealized gain/(loss)
   on investments                                 3.26                2.03               (0.29)
                                               -------             -------             -------
      Total from investment operations            3.40                2.12               (0.15)
                                               -------             -------             -------
LESS DISTRIBUTIONS:
  From net investment income                     (0.14)              (0.11)              (0.14)
  From net realized gain on investments          (0.31)                 --                  --
=                                              -------             -------             -------
Total distributions                              (0.45)              (0.11)              (0.14)
                                               -------             -------             -------
Net Asset Value, End of Period                 $ 14.67             $ 11.72             $  9.71
                                               =======             =======             =======

Total return(2)                                  29.48%              21.88%              (1.61)%(3)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions)         $   4.9             $   3.0             $   2.0

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before expense reimbursement                    3.80%               4.59%               8.51%(4)
  After expense reimbursement                     1.50%               1.50%               1.49%(4)

RATIO OF NET INVESTMENT INCOME TO
AVERAGE NET ASSETS:
  After expense reimbursement                     1.07%               0.83%               1.82%(4)

Portfolio Turnover Rate                         142.74%             113.36%              98.13%
                                                =======             =======             =======

(1)  Commencement of operations.
(2)  Does not reflect sales load.
(3)  Not Annualized.
(4)  Annualized.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT             13                     2000 ANNUAL REPORT

THE ROCKHAVEN PREMIER DIVIDEND FUND
Schedule of Investments
AT SEPTEMBER 30, 2000

  SHARES     CONVERTIBLE PREFERRED STOCKS: 45 .62%                  MARKET VALUE
--------------------------------------------- ----------------------------------
             CONSUMER DISCRETIONARY/STAPLES:  1.88%
   9,800     The Estee Lauder Companies Inc.,  6.25%                 $   695,800
                                                                     -----------
             ENERGY: 7.49%
  18,000     Apache Corporation, 6.75%                                   923,625
  15,500     K N Energy, Inc., 8.25%                                     856,375
  15,000     SEI Trust I, 6.25%                                          994,687
                                                                     -----------
                                                                       2,774,687
                                                                     -----------
             FINANCIAL: 7.00%
  18,800     Fifth Third Bank/CNB Capital Tru st, 6%                     716,750
  10,000     Lehman Brothers Holdings Inc., 5 %                          491,250
  16,300     MetLife Capital Trust I                                   1,385,500
                                                                     -----------
                                                                      2,593,500
                                                                    -----------
             HEALTH CARE: 5.40%
  11,000     Biovail Corporation                                        825,000
  22,400     Monsanto Company/Pharmacia, 6.5%                         1,173,200
                                                                    -----------
                                                                      1,998,200
                                                                    -----------
             MATERIALS: 3.00%
  24,700     Sealed Air Corporation, Series A, $2                     1,111,500
                                                                    -----------
             MEDIA: 3.37%
  11,100     Cox Communications, Inc., 7%                               593,850
   5,500     Tribune Company/America Online, 2%                         654,500
                                                                    -----------
                                                                      1,248,350
                                                                    -----------
             TELECOMMUNICATIONS: 11.44%
  23,700     Amdocs Limited, 6.75%                                    1,290,169
   3,900     Global Crossing Ltd., 6.75%                                969,150
   6,600     NEXTLINK Communications, Inc., 6.5%                      1,092,300
  23,700     Vodafone/MediaOne Group, Inc., 7%                          882,825
                                                                    -----------
                                                                      4,234,444
                                                                    -----------
             UTILITIES: 6.04%
   8,700     Calpine "High Tides" Trust II, 5.5%                        916,763
  37,000     EOG Resources, 7%                                        1,315,812
                                                                    -----------
                                                                      2,232,575
                                                                    -----------
             Total Convertible Preferred Stocks (cost
               $14,644,694)                                         $16,889,056
                                                                    -----------

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT             14                     2000 ANNUAL REPORT

THE ROCKHAVEN PREMIER DIVIDEND FUND
Schedule of Investments
AT SEPTEMBER 30, 2000

 PRINCIPAL
  AMOUNT     CONVERTIBLE BONDS: 53.82%                              MARKET VALUE
--------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY/STAPLES: 4.81%
$1,100,000   Costco Companies, Inc., 0%, 8/19/2017(1)               $   947,375
 1,994,000   Four Seasons Hotel, Inc. Lyons, 0%, 9/23/2029(1)           834,988
                                                                    -----------
                                                                      1,782,363
                                                                    -----------
             HEALTH CARE: 7.45%
 1,130,000   Centocor, Inc. (convertible into shares of Johnson &
               Johnson, Inc.), 4.75%, 2/15/2005                       1,452,050
   850,000   Elan Finance, 0%, 12/14/2018(1)                            684,250
   650,000   Roche Holdings, Inc. (convertible into shares of
               Genetech), 0%, 1/19/2015(1)                              620,750
                                                                    -----------
                                                                      2,757,050
                                                                    -----------
             INDUSTRIALS: 5.15%
 2,300,000   Sanmina Corporation, 0%, 9/12/2020(1), (2)                 986,125
 1,250,000   Solectron Corporation, 0%, 1/27/2019(1), (2)               921,875
                                                                    -----------
                                                                      1,908,000
                                                                    -----------
             INDUSTRIALS/TRANSPORTATION: 2.76%
 1,000,000   United Parcel Service, Inc., 1.75%, 9/27/2007            1,020,000
                                                                    -----------
             MEDIA: 3.17%
   620,000   Clear Channel Communications, Inc., 2.625%, 4/1/2003       680,450
   215,000   Omnicom Group Inc., 4.25%, 1/3/2007                        494,231
                                                                    -----------
                                                                      1,174,681
                                                                    -----------
             TECHNOLOGY: 24.11%
   700,000   Burr-Brown Corporation (convertible into shares of
               Texas Instruments), 4.25%, 2/15/2007(3)                  931,000
   250,000   Cyras Systems, Inc., 4.5%, 8/15/2005(4)                    306,250
   610,000   Exodus Communications, Inc., 4.75%, 7/15/2008              947,788
 1,000,000   International Rectifier Corporation, 4.25%,
               7/15/20073                                               927,500
   620,000   Juniper Networks, Inc., 4.75%, 3/15/2007                   955,575
   500,000   Kestrel Energy, Inc., 5.5%, 7/15/2005(4)                   547,500
   440,000   Lattice Semiconductor Corporation, 4.75%, 11/1/2006        637,450
   260,000   Oak Industries Inc. (convertible into shares of
               Corning), 4.875%, 3/1/2008                             1,681,225
   500,000   Rational Software Corporation, 5%, 2/1/2007(3)           1,020,000
   800,000   Semtech Corporation, 4.5%, 2/1/2007(3)                     971,000
                                                                    -----------
                                                                      8,925,288
                                                                    -----------

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT             15                     2000 ANNUAL REPORT

THE ROCKHAVEN PREMIER DIVIDEND FUND
Statement of Assets and Liabilities
AT SEPTEMBER 30, 2000


PRINCIPAL
 AMOUNT      CONVERTIBLE BONDS: CONTINUED                           MARKET VALUE
--------------------------------------------------------------------------------
             TELECOMMUNICATIONS: 6.37%
$  600,000   American Tower Corporation, 5%, 2/15/2010              $   570,750
   700,000   Level 3 Communications, Inc., 6%, 9/15/2009                940,625
   900,000   NEXTEL Communications, Inc., 5.25%, 1/15/20103             848,250
                                                                    -----------
                                                                      2,359,625
                                                                    -----------
             Total Convertible Bonds (cost $17,932,487)             $19,927,007
                                                                    ===========

PRINCIPAL
 AMOUNT      SHORT-TERM INVESTMENTS: 2.85%                          MARKET VALUE
--------------------------------------------------------------------------------
$1,055,702   Firstar Stellar Treasury Fund (cost $1,055,702)        $ 1,055,702
             Total Investments in Securities (cost
             $33,632,8832): 102.29%                                 $37,871,765
             Liabilities in excess of Other Assets: (2.29)%            (848,020)
                                                                    -----------
             NET ASSETS: 100%                                       $37,023,745
                                                                    ===========
(1)  Non-income producing security.

(2) At September 30, 2000, the cost of securities for Federal income tax purposes is the same as the basis for financial reporting. Gross appreciation and depreciation of securities were as follows:

          Gross unrealized appreciation                             $ 6,732,320
          Gross unrealized depreciation                              (2,493,438)
                                                                    -----------
             Net unrealized appreciation                            $ 4,238,882
                                                                    ===========

(3) Securities issued in reliance on Rule 144A of the Securities Act of 1933. Rule 144A securities may be resold in transactions exempt from registration normally to qualified institutional buyers. These securities have been determined by the Advisor to be liquid pursuant to procedures adopted by the Trustees. At September 30, 2000, these securities amounted to $5,683,875, representing 15.4% Of net assets.

(4)  Securities valued under procedures approved by the Board of Trustees.

See accompanying Notes to Financial Statements.

THE ROCKHAVEN PREMIER DIVIDEND FUND
Statement of Assets and Liabilities
FOR THE YEAR ENDED SEPTEMBER 30, 2000

ASSETS
Investments in securities, at value (cost $33,632,883)               $37,871,765
  Receivables:
    Securities sold                                                    1,325,961
    Dividends and interest                                               108,090
    Fund shares sold                                                      86,485
  Prepaid expenses                                                        27,552
                                                                     -----------
      Total Assets                                                    39,419,853
                                                                     ===========
LIABILITIES
  Payables:
    Securities purchased                                               2,336,172
    Due to advisor                                                        14,114
    Distribution fees                                                      7,432
    Fund shares redeemed                                                   9,355
    Due to administrator                                                   5,947
  Accrued expenses                                                        23,087
                                                                     -----------
      Total Liabilities                                                2,396,108
                                                                     ===========

NET ASSETS                                                           $37,023,745
                                                                     ===========
Net asset value and redemption price per share
 [$37,023,745/1,933,514 shares outstanding;
 unlimited number of shares (par value $0.01) authorized]            $     19.15
                                                                     ===========

Maximum offering price per share ($19.15/0.9425)                     $     20.32
                                                                     ===========
COMPONENTS OF NET ASSETS
  Paid-in capital                                                    $29,060,286
  Undistributed net investment income                                     34,293
  Accumulated net realized gain on investments                         3,690,284
  Net unrealized appreciation on investments                           4,238,882
                                                                     -----------
      Net Assets                                                     $37,023,745
                                                                     ===========

See accompanying Notes to Financial Statements.

THE ROCKHAVEN PREMIER DIVIDEND FUND
Statement of Operations
FOR THE YEAR ENDED SEPTEMBER 30, 2000

INVESTMENT INCOME
 Income
  Dividends                                                         $   501,588
  Interest                                                              325,277
                                                                    -----------
     Total Income                                                       826,865
                                                                    ===========
EXPENSES
 Advisory fees (Note 3)                                                 185,309
 Distribution fees (Note 4)                                              61,970
 Administration fees (Note 3)                                            51,278
 Professional fees                                                       27,955
 Fund accounting fees                                                    18,051
 Transfer agent fees                                                     17,496
 Custody fees                                                            12,421
 Registration expense                                                    10,552
 Trustee fees                                                             3,597
 Report to shareholders                                                   3,009
 Other                                                                    1,382
                                                                    -----------
     Total expenses                                                     393,020
     Less: advisory fee waiver (Note 3)                                 (19,983)
                                                                    -----------
     Net expenses                                                       373,037
                                                                    -----------
        Net Investment Income                                           453,828
                                                                    ===========
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                  $ 3,694,066
  Net change in unrealized appreciation on investments                3,496,919
                                                                    -----------
     Net realized and unrealized gain on investments                  7,190,985
                                                                    -----------
        Net Increase in Net Assets Resulting from Operations        $ 7,644,813
                                                                    ===========

See accompanying Notes to Financial Statements.

THE ROCKHAVEN PREMIER DIVIDEND FUND
Statements of Changes in Net Assets
                                                    YEAR ENDED      YEAR ENDED
                                                     SEPT. 30,       SEPT. 30,
                                                       2000            1999
                                                   ------------    ------------
NET INCREASE/(DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment income                            $    453,828    $     81,811
  Net realized gain on investments                    3,694,066         276,358
  Net change in unrealized appreciation on
   investments                                        3,496,919         794,811
                                                   ------------    ------------
      NET INCREASE IN NET ASSETS RESULTING
       FROM OPERATIONS                                7,644,813       1,152,980
                                                   ============    ============
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                           (416,093)        (86,569)
  From net realized gain                               (242,031)             --
                                                   ------------    ------------
      TOTAL DISTRIBUTIONS TO SHAREHOLDERS              (658,124)        (86,569)
                                                   ============    ============
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase in net assets derived from net
   change in outstanding shares(1)                   21,299,705       5,992,141
                                                   ------------    ------------
      TOTAL INCREASE IN NET ASSETS                   28,286,394       7,058,552
                                                   ============    ============
NET ASSETS
Beginning of year                                     8,737,351       1,678,799
                                                   ------------    ------------
      END OF YEAR                                  $ 37,023,745    $  8,737,351
                                                   ============    ============

UNDISTRIBUTED NET INVESTMENT INCOME                $     34,293    $         --
                                                   ============    ============

(1)  A summary of share transactions is as follows:

                                   YEAR ENDED                   YEAR ENDED
                                 SEPT. 30, 2000                SEPT. 30, 1999
                             -------------------------    ----------------------
                              SHARES         VALUE        SHARES        VALUE
                             ---------    ------------    -------    -----------
Shares sold                  1,338,984    $22,560,352     520,970    $6,336,978
Shares issued in reinvestment
 of distributions               34,207        576,853       6,153        76,958
Shares redeemed               (105,738)    (1,837,500)    (32,319)     (421,795)
                             ---------    -----------     -------    ----------
Net Increase                 1,267,453    $21,299,705     494,804    $5,992,141
                             =========    ===========     =======    ==========

See accompanying Notes to Financial Statements.

THE ROCKHAVEN PREMIER DIVIDEND FUND
Financial Highlights
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                                         NOV. 3, 1997(1)
                                                       YEAR ENDED        YEAR ENDED         THROUGH
                                                      SEPT. 30, 2000   SEPT. 30, 1999    SEPT. 30, 1998
                                                      --------------   --------------    --------------
Net asset value, beginning of period                     $ 13.12          $  9.80           $ 10.00
                                                         -------          -------           -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                     0.29             0.18              0.21
  Net realized and unrealized gain/(loss)
   on investments                                           6.26             3.33             (0.21)
                                                         -------          -------           -------
      Total from investment operations                      6.55             3.51                --
                                                         -------          -------           -------
LESS DISTRIBUTIONS:
  From net investment income                               (0.27)           (0.19)            (0.20)

  From net realized gain on investments                    (0.25)              --                --
                                                         -------          -------           -------
      Total distributions                                  (0.52)           (0.19)            (0.20)
                                                         -------          -------           -------
Net Asset Value, End of Period                           $ 19.15          $ 13.12           $  9.80
                                                         =======          =======           =======

Total return(2)                                            50.67%           35.98%            (0.10)%3

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (millions)                  $  37.0          $   8.7           $   1.7

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
   Before expense reimbursement                             1.58%            3.06%          11.28%4
   After expense reimbursement                              1.50%            1.50%           1.49%4

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
   After expense reimbursement                              1.83%            1.51%           2.62%4

Portfolio Turnover Rate                                   108.77%          120.16%           147.56%
                                                         =======          =======           =======

----------
(1)  Commencement of operations.
(2)  Does not reflect sales load.
(3)  Not annualized.
(4)  Annualized.

THE ROCKHAVEN FUND & THE ROCKHAVEN PREMIER DIVIDEND FUND

Notes to Financial Statements
AT SEPTEMBER 30, 2000


NOTE 1 -- ORGANIZATION

The Rockhaven Fund and The Rockhaven Premier Dividend Fund (the "Funds") are each a series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Rockhaven Fund's primary investment objective is obtaining above average current income together with capital appreciation. The Rockhaven Premier Dividend Fund's primary investment objective is obtaining high current income and its secondary objective is seeking capital appreciation. The Funds attempt to achieve their objectives by investing in a diversified portfolio of equity securities. The Funds began operations on November 3, 1997.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

A. SECURITY VALUATION: The Funds' investments are carried at fair value. Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on the NASDAQ National Market System for which market quotations are readily available are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System are valued at the most recent traded price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

B. FEDERAL INCOME TAXES: It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

THE ROCKHAVEN FUND & THE ROCKHAVEN PREMIER DIVIDEND FUND

Notes to Financial Statements
AT SEPTEMBER 30, 2000


C. SECURITY TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS: Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses on securities sold are determined on the basis of identified cost. Discounts and premiums, except premiums related to the conversion feature of convertible bonds, on debt securities purchased are amortized over the life of the respective securities. Premiums on convertible bond securities attributable to the conversion feature are not amortized.

D. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 -- INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the year ended September 30, 2000, Rockhaven Asset Management, LLC (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by each Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.75% based upon the average daily net assets of each Fund. For the year ended September 30, 2000, The Rockhaven Fund and The Rockhaven Premier Dividend Fund incurred $31,645 and $185,309, respectively, in Advisory Fees.

The Funds are responsible for their own operating expenses. The Advisor has agreed to reduce fees payable to it by each Fund and to pay each Fund's operating expenses to the extent necessary to limit each Fund's aggregate annual operating expenses to 1.50% of average net assets (the "expense cap"). Any such reductions made by the Advisor in its fees or payment of expenses which are a Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Fund's expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four

THE ROCKHAVEN FUND & THE ROCKHAVEN PREMIER DIVIDEND FUND

Notes to Financial Statements
AT SEPTEMBER 30, 2000


years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to a Fund's payment of current ordinary operating expenses. For the year ended September 30, 2000, the Advisor reduced its fees and absorbed Fund expenses in the amount of $96,980 for The Rockhaven Fund and $19,983 for The Rockhaven Premier Dividend Fund; no amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $280,809 and $194,508 for The Rockhaven Fund and The Rockhaven Premier Dividend Fund, respectively.

Investment Company Administration, L.L.C. (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews each Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

FUND ASSET LEVEL                                        FEE RATE
----------------                                        --------
Less than $15 million                         $30,000
$15 million to less than $50 million          0.20% of average daily net assets
$50 million to less than $100 million         0.15% of average daily net assets
$100 million to less than $150 million        0.10% of average daily net assets
More than $150 million                        0.05% of average daily net assets

First Fund Distributors, Inc. (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are also officers and/or directors of the Administrator and the Distributor.

THE ROCKHAVEN FUND & THE ROCKHAVEN PREMIER DIVIDEND FUND

Notes to Financial Statements
AT SEPTEMBER 30, 2000


NOTE 4 -- DISTRIBUTION COSTS

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan"). The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.25% of each Fund's average daily net assets annually. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as "Distribution Coordinator". For the year ended September 30, 2000, the Funds paid the Distribution Coordinator in the amount of $10,548 for The Rockhaven Fund and $61,970 for The Rockhaven Premier Dividend Fund.

NOTE 5 -- SECURITIES TRANSACTIONS

For the year ended September 30, 2000, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for The Rockhaven Fund, were $6,898,898 and $5,923,218, respectively. For the year ended, The Rockhaven Fund wrote five covered call options and received a premium of $4,360. The options expired and the Fund realized a gain of $4,360. This amount is included in the net realized gain on investments in the statement of operations.

For the year ended September 30, 2000, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for The Rockhaven Premier Dividend Fund, were $65,307,051 and $44,247,450, respectively.

NOTE 6 -- LONG TERM CAPITAL GAIN DISTRIBUTIONS

The Rockhaven Fund and The Rockhaven Premier Dividend Fund have designated dividends of $0.1627 and $0.0808 per share, respectively, as long term capital gain distributions for the fiscal year ended September 30, 2000. This information should not be used to prepare your personal income tax return. A tax statement for that purpose will be forwarded to you in February 2001.

THE ROCKHAVEN FUND & THE ROCKHAVEN PREMIER DIVIDEND FUND

Report of Independent Accountants

To the Board of Trustees and Shareholders

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Rockhaven Fund and The Rockhaven Premier Dividend Fund, series of Advisors Series Trust (the "Funds") at September 30, 2000, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the periods prior to September 30, 1999 were audited by other independent accountants whose report dated October 23, 1998 expressed an unqualified opinion on those financial statements.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

New York, New York
November 10, 2000

ADVISOR
Rockhaven Asset Management, LLC
100 First Avenue, Suite 850
Pittsburgh, PA 15222
www.rockhaven.com

DISTRIBUTOR
First Fund Distributors, Inc.
4455 East Camelback Road, Suite 261E
Phoenix, AZ 85018

CUSTODIAN
Firstar Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

TRANSFER AGENT
Ultimus Fund Solutions
135 Merchant Street, Suite 230
Cincinnati, OH 45246
866.634.0603

LEGAL COUNSEL
Paul, Hastings, Janofsky & Walker LLP
345 California Street, 29th Floor
San Francisco, CA 94104

AUDITORS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

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ROCKHAVEN ASSET MANAGEMENT

THE RISK MANAGERS

100 First Avenue
Suite 850
Pittsburgh, PA 15222
800.522.3508
412.434.6771 FAX
www.rockhaven.com

(12/00 - 1450)